Summary of Significant Accounting Policies, Goodwill and Other Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Other Intangible Assets [Abstract]
Goodwill and other intangible assets impairment	$ 0